Federated Hermes Prudent Bear Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—43.6%
		U.S. Treasury Bills—30.6%
$117,000,000	[1,2]	United States Treasury Bill, 1.670%, 12/1/2022	$115,889,565
		U.S. Treasury Notes—13.0%
36,000,000		United States Treasury Note, 0.500%, 11/30/2023	34,773,595
15,000,000		United States Treasury Note, 0.750%, 12/31/2023	14,508,399
		TOTAL	49,281,994
		TOTAL U.S. TREASURIES (IDENTIFIED COST $167,251,806)	165,171,559
		COMMON STOCKS—3.6%
		Communication Services—0.3%
180	[3]	Alphabet, Inc., Class A	392,267
3,600	[3]	Meta Platforms, Inc.	580,500
		TOTAL	972,767
		Consumer Discretionary—0.2%
8,000		eBay, Inc.	333,360
3,400	[3]	Expedia Group, Inc.	322,422
50,000	[3]	Solo Brands, Inc.	203,000
		TOTAL	858,782
		Consumer Staples—0.1%
2,000		Philip Morris International, Inc.	197,480
2,400		WalMart, Inc.	291,792
45,000	[3]	Winc, Inc.	69,750
		TOTAL	559,022
		Energy—0.2%
2,000		Pioneer Natural Resources, Inc.	446,160
14,000	[3]	ProFrac Holding Corp.	256,340
		TOTAL	702,500
		Financials—0.4%
7,000		Ally Financial, Inc.	234,570
6,000		Bank of America Corp.	186,780
1,000	[3]	Berkshire Hathaway, Inc., Class B	273,020
12,000		KeyCorp	206,760
30,000	[3]	Oportun Financial Corp.	248,100
4,800		VOYA Financial, Inc.	285,744
		TOTAL	1,434,974
		Health Care—0.6%
14,000	[3]	AbCellera Biologics, Inc.	149,100
15,000	[3]	Akouos, Inc.	70,350
5,500		Bristol-Myers Squibb Co.	423,500
20,000	[3]	Decibel Therapeutics, Inc.	84,200
60,000	[3]	Freeline Therapeutics Holdings PLC, ADR	52,662
20,000	[3]	Fusion Pharmaceuticals, Inc.	49,800
40,000	[3]	Galecto, Inc.	69,200
16,000	[3]	Inmode Ltd.	358,560
1,000	[3]	Molina Healthcare, Inc.	279,610
7,000		Pfizer, Inc.	367,010

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
30,000	[3]	Reneo Pharmaceuticals, Inc.	$ 79,500
900		UnitedHealth Group, Inc.	462,267
		TOTAL	2,445,759
		Industrials—0.2%
3,200		Emerson Electric Co.	254,528
10,000	[3]	First Advantage Corp.	126,700
4,000		Robert Half International, Inc.	299,560
1,500		United Parcel Service, Inc.	273,810
		TOTAL	954,598
		Information Technology—0.7%
2,000		Apple, Inc.	273,440
5,000		Cognizant Technology Solutions Corp.	337,450
30,000	[3]	Copperleaf Technologies, Inc.	149,161
900	[3]	Fair Isaac & Co., Inc.	360,810
3,000		IBM Corp.	423,570
13,100	[3]	LifeSpeak, Inc.	12,314
4,000		Micron Technology, Inc.	221,120
1,800		Microsoft Corp.	462,294
2,000		Qualcomm, Inc.	255,480
12,000	[3]	TaskUs, Inc.	202,320
		TOTAL	2,697,959
		Materials—0.3%
5,000		Alcoa Corp.	227,900
2,000		Eagle Materials, Inc.	219,880
10,000		Freeport-McMoRan, Inc.	292,600
15,000	[3]	Ivanhoe Electric, Inc.	130,500
5,000		Olin Corp.	231,400
		TOTAL	1,102,280
		Real Estate—0.3%
2,000		Crown Castle International Corp.	336,760
6,000		National Retail Properties, Inc.	258,000
1,200		Public Storage	375,204
		TOTAL	969,964
		Utilities—0.3%
3,500		Duke Energy Corp.	375,235
8,000		FirstEnergy Corp.	307,120
12,000		PPL Corp.	325,560
		TOTAL	1,007,915
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,365,524)	13,706,520
		PURCHASED PUT OPTIONS—0.2%
500		SPDR S&P 500 ETF Trust, Notional Amount $18,862,500, Exercise Price $365. Expiration Date 7/8/2022	98,750
600		SPDR S&P 500 ETF Trust, Notional Amount $22,635,000, Exercise Price $380. Expiration Date 7/1/2022	278,400
1,000		SPDR S&P 500 ETF Trust, Notional Amount $37,725,000, Exercise Price $370. Expiration Date 7/1/2022	54,500
600		SPDR S&P 500 ETF Trust, Notional Amount $37,725,000, Exercise Price $370. Expiration Date 7/8/2022	192,600
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $577,578)	624,250

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANY—49.2%
186,152,188	Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[4] (IDENTIFIED COST $186,152,188)	$186,152,188
	TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $371,347,096)	365,654,517
	OTHER ASSETS AND LIABILITIES - NET—3.4%[5]	12,956,233
	TOTAL NET ASSETS—100%	$378,610,750
SECURITIES SOLD SHORT—(48.1)%
Shares			Value
		Broad Equity Index—(45.1)%
10,500		iShares Russell 2000 ETF	$ 1,778,280
448,000		S&P Depositary Receipts Trust	169,008,000
		TOTAL	170,786,280
		Communication Services—(0.2)%
18,000		AT&T, Inc.	377,280
1,000	[3]	Live Nation Entertainment, Inc.	82,580
1,200	[3]	Take-Two Interactive Software, Inc.	147,036
1,000		Walt Disney Co.	94,400
		TOTAL	701,296
		Consumer Discretionary—(0.4)%
1,700	[3]	CarMax, Inc.	153,816
4,200	[3]	Carvana Co.	94,836
2,500	[3]	Floor & Decor Holdings, Inc.	157,400
5,500	[3]	General Motors Co.	174,680
10,000		Leggett and Platt, Inc.	345,800
1,800		Polaris, Inc., Class A	178,704
500		Pool Corp.	175,615
5,000		Yum China Holding, Inc.	242,500
		TOTAL	1,523,351
		Consumer Staples—(0.3)%
10,000		Conagra Brands, Inc.	342,400
3,400		McCormick & Co., Inc.	283,050
12,000		Reynolds Consumer Products, Inc.	327,240
7,000		Walgreens Boots Alliance, Inc.	265,300
		TOTAL	1,217,990
		Energy—(0.1)%
4,200		DT Midstream, Inc.	205,884
		Financials—(0.4)%
2,000		Cullen Frost Bankers, Inc.	232,900
1,300		Gallagher (Arthur J.) & Co.	211,952
24,000		Huntington Bancshares, Inc.	288,720
9,000		Starwood Property Trust, Inc.	188,010
3,000		Tradeweb Markets, Inc.	204,750
8,000		U.S. Bancorp	368,160
		TOTAL	1,494,492
		Health Care—(0.4)%
2,000		Becton Dickinson & Co.	493,060
4,000	[3]	Boston Scientific Corp.	149,080
1,800	[3]	Catalent, Inc.	193,122
800	[3]	Illumina, Inc.	147,488

Shares			Value
		Health Care—continued
9,000	[3]	Oak Street Health, Inc.	$ 147,960
1,000	[3]	Repligen Corp.	162,400
2,000	[3]	SPDR S&P Biotech ETF	148,540
900		STERIS PLC	185,535
		TOTAL	1,627,185
		Industrials—(0.4)%
10,000	[3]	Dun & Bradstreet Holdings, Inc.	150,300
1,200		Eaton Corp. PLC	151,188
800	[3]	Generac Holdings, Inc.	168,464
3,000		Graco, Inc.	178,230
5,000		ITT Corp.	336,200
1,600		Stanley Black & Decker, Inc.	167,776
800		Valmont Industries, Inc.	179,704
		TOTAL	1,331,862
		Information Technology—(0.5)%
600	[3]	Ansys, Inc.	143,574
5,000		Avnet, Inc.	214,400
2,000	[3]	Cirrus Logic, Inc.	145,080
3,200		Cognex Corp.	136,064
1,400		Entegris, Inc.	128,982
1,000	[3]	Fiserv, Inc.	88,970
1,700	[3]	Five9, Inc.	154,938
1,000	[3]	Guidewire Software, Inc.	70,990
700		Littelfuse, Inc.	177,828
1,200		MKS Instruments, Inc.	123,156
4,500		National Instruments Corp.	140,535
1,800	[3]	PTC, Inc.	191,412
400		Roper Technologies, Inc.	157,860
550		Texas Instruments, Inc.	84,508
		TOTAL	1,958,297
		Materials—(0.0)%
1,700		Aptargroup, Inc.	175,457
		Real Estate—(0.1)%
1,000		Alexandria Real Estate Equities, Inc.	145,030
8,000		Kimco Realty Corp.	158,160
25,000	[3]	Opendoor Technologies, Inc.	117,750
2,500		Rexford Industrial Realty, Inc.	143,975
		TOTAL	564,915
		Utilities—(0.2)%
2,000		Atmos Energy Corp.	224,200
8,000		CenterPoint Energy, Inc.	236,640
5,000		OGE Energy Corp.	192,800
		TOTAL	653,640
		Total Securities Sold Short (PROCEEDS $174,332,989)	$182,240,649
At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
3S&P 500 E-Mini Short Futures	870	$164,843,250	September 2022	$373,521

The average notional value of short futures contracts held by the Fund throughout the period was $74,678,490. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $663,220. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended June 30, 2022, were as follows:
Affiliated	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income
Health Care:
Akouos, Inc.	$174,150	$54,406	$(84,195)	$108,350	$(182,361)	$70,350	15,000	$—
Fusion Pharmaceuticals, Inc.	$158,400	$73,112	$(169,920)	$75,116	$(86,908)	$49,800	20,000	$—
Affiliated Issuers no longer in the portfolio at period end	$141,200	$—	$(139,235)	$26,784	$(28,749)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$473,750	$127,518	$(393,350)	$210,250	$(298,018)	$120,150	35,000	$—
Affiliated fund holdings are investment companies which are managed by Federated Equity Management Company of Pennsylvania (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2021	$55,798,854
Purchases at Cost	$560,015,048
Proceeds from Sales	$(429,661,714)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2022	$186,152,188
Shares Held as of 6/30/2022	186,152,188
Dividend Income	$—
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received.
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$165,171,559	$—	$165,171,559
Purchased Put Options	624,250	—	—	624,250
Equity Securities:
Common Stocks
Domestic	12,934,923	—	—	12,934,923
International	771,597	—	—	771,597
Investment Company	186,152,188	—	—	186,152,188
TOTAL SECURITIES	$200,482,958	$165,171,559	$—	$365,654,517
Other Financial Instruments:
Assets
Futures Contracts	$373,521	$—	$—	$373,521
Liabilities
Securities Sold Short	(182,240,649)	—	—	(182,240,649)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(181,867,128)	$—	$—	$(181,867,128)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt